Note 1 - Summary of Significant Accounting Policies - Estimated Useful Lives and Methods of Depreciation (Details)	12 Months Ended
Dec. 31, 2016
Banking Premises [Member]
Property, plant and equipment, depreciation method	Straight-Line and Accelerated
Banking Premises [Member] | Minimum [Member]
Property, plant and equipment, useful life (Year)	15 years
Banking Premises [Member] | Maximum [Member]
Property, plant and equipment, useful life (Year)	40 years
Furniture and Equipment [Member]
Property, plant and equipment, depreciation method	Straight-Line and Accelerated
Furniture and Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life (Year)	5 years
Furniture and Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life (Year)	10 years